Fair Value Measurements - Additional Information (Detail) - USD ($)	Sep. 29, 2015	Dec. 30, 2014
Marketable Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of investments	$ 43,000,000	$ 0